Cover	Apr. 27, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2022
Entity File Number	001-36145
Entity Registrant Name	MOTIVATING THE MASSES, INC.
Entity Central Index Key	0001107796
Entity Tax Identification Number	88-0410660
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	300 Carlsbad Village Dr.
Entity Address, Address Line Two	Suite 108A
Entity Address, Address Line Three	Box 187
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	(760)
Local Phone Number	931-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false